Commitments and Contingencies - Guarantees and Indemnities (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Guarantee of short-term bank loans | Third parties guaranteed
Commitments and contingencies
Guaranteed amount	$ 129,197,147	¥ 844,200,000	¥ 298,000,000